AXS Esoterica NextG Economy ETF
SCHEDULE OF INVESTMENTS
As of December 31, 2023 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 92.0%
	AUTO MANUFACTURERS — 5.3%
4,958	Li Auto, Inc. - ADR*	$185,578
4,169	Tesla, Inc.*	1,035,913
		1,221,491
	COMMERCIAL SERVICES — 0.9%
101	Adyen N.V.*,1,2	130,157
1,203	Block, Inc.*	93,052
		223,209
	COMPUTERS — 2.1%
2,194	Zscaler, Inc.*	486,103
	INTERNET — 13.7%
2,871	Alphabet, Inc. - Class C*	404,610
7,093	Amazon.com, Inc.*	1,077,711
3,598	JD.com, Inc. - ADR	103,946
369	JD.com, Inc. - Class A1	5,316
37,443	Meituan - Class B*,1,2	392,721
1,292	Meta Platforms, Inc. - Class A*	457,316
2,803	PDD Holdings, Inc. - ADR*	410,107
3,018	Sea Ltd. - ADR*	122,229
5,304	Tencent Holdings Ltd.[1]	199,430
		3,173,386
	REAL ESTATE — 2.4%
35,216	KE Holdings, Inc. - ADR	570,851
	SEMICONDUCTORS — 38.8%
15,308	Advanced Micro Devices, Inc.*	2,256,553
29,248	Marvell Technology, Inc.	1,763,947
8,792	NVIDIA Corp.	4,353,974
929	QUALCOMM, Inc.	134,361
4,625	Taiwan Semiconductor Manufacturing Co., Ltd. - ADR	481,000
		8,989,835
	SOFTWARE — 28.8%
3,045	Atlassian Corp. - Class A*	724,284
5,734	Cloudflare, Inc. - Class A*	477,413
6,285	Confluent, Inc. - Class A*	147,069
1,255	Datadog, Inc. - Class A*	152,332
6,071	Microsoft Corp.	2,282,939
1,650	MongoDB, Inc.*	674,602
1,843	Oracle Corp.	194,307
365	ServiceNow, Inc.*	257,869
5,510	Snowflake, Inc. - Class A*	1,096,490

AXS Esoterica NextG Economy ETF
SCHEDULE OF INVESTMENTS - Continued
As of December 31, 2023 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	SOFTWARE (Continued)
855	Synopsys, Inc.*	$440,248
1,375	Take-Two Interactive Software, Inc.*	221,306
		6,668,859
	TOTAL COMMON STOCKS
	(Cost $19,086,577)	21,333,734
	EXCHANGE-TRADED FUNDS — 5.2%
6,653	iShares 20+ Year Treasury Bond ETF	657,848
5,079	iShares TIPS Bond ETF	545,942
	TOTAL EXCHANGE-TRADED FUNDS
	(Cost $1,228,935)	1,203,790
	TOTAL INVESTMENTS — 97.2%
	(Cost $20,315,512)	22,537,524
	Other Assets in Excess of Liabilities — 2.8%	646,616
	TOTAL NET ASSETS — 100.0%	$23,184,140

ADR – American Depository Receipt
ETF – Exchange-Traded Fund

*Non-income producing security.
[1]Foreign security denominated in U.S. Dollars.
[2]Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $522,878, which represents 2.3% of total net assets of the Fund.